ROSS C. PROVENCE

ATTORNEY AT LAW

480 NORTH MAGNOLIA AVENUE, SUITE 103

EL CAJON, CALIFORNIA 92020

PHONE (619) 588-9696      FAX (619) 588-9701

March 30, 2006

Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

450 5th Street, N.W.

Washington, D.C. 20549

Re:  Encompass Funds

       CIK Number   0001357562

       File Numbers 811-21885 and 333-_______

Attention:  Mary A. Cole, Senior Counsel

Dear Ladies and Gentlemen:

On behalf of Encompass Funds, we are filing Form N-1A for the purpose of registering the shares of the Trust under the Securities Act of 1933.

Also, Form N-8A Notification of Registration Pursuant to Section 8(a) of the Investment Company Act of 1940 has been filed.

This filing is substantially the same as Mundoval Funds, File Nos. 333-116723, 811-21596 and Sycuan Funds, File Nos. 333-107049, 811-21401 and we suggest a selective review would be in order by Mary A. Cole, Senior Counsel, who has recently managed and reviewed the Mundoval Funds and Sycuan Funds files.

If there are any questions, please contact me at 619-588-9696.

Very truly yours,

/s/ Ross C. Provence

ROSS C. PROVENCE

RCP

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